SUBSIDIARY PUBLIC ISSUERS - Condensed Income Statement (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of information about consolidated structured entities [line items]
Revenue	$ 2,026	$ 1,651	$ 4,099	$ 3,271
Net income attributable to unitholders	127	534	460	1,064
Brookfield Property Partners L.P.
Disclosure of information about consolidated structured entities [line items]
Revenue	0	0	0	0
Net income attributable to unitholders	62	198	224	394
BOP Split
Disclosure of information about consolidated structured entities [line items]
Revenue	12	26	23	14
Net income attributable to unitholders	56	161	163	111
BPO
Disclosure of information about consolidated structured entities [line items]
Revenue	30	42	60	75
Net income attributable to unitholders	149	(257)	598	(328)
Brookfield Property Preferred Equity Inc.
Disclosure of information about consolidated structured entities [line items]
Revenue	0	0	0	0
Net income attributable to unitholders	0	0	0	0
Brookfield Property Finance ULC
Disclosure of information about consolidated structured entities [line items]
Revenue	11	0	19	0
Net income attributable to unitholders	(40)	0	(32)	0
Holding Entities
Disclosure of information about consolidated structured entities [line items]
Revenue	716	222	1,272	463
Net income attributable to unitholders	127	534	460	1,064
Additional holding entities and eliminations
Disclosure of information about consolidated structured entities [line items]
Revenue	84	14	278	15
Net income attributable to unitholders	137	0	516	0
Consolidating Adjustments
Disclosure of information about consolidated structured entities [line items]
Revenue	1,173	1,347	2,447	2,704
Net income attributable to unitholders	$ (364)	$ (102)	$ (1,469)	$ (177)